Accounts Receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 386	€ 650
Overdue by less than 1 month
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	122	316
Overdue by 1-3 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	103	194
Overdue by 3-6 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	73	87
Overdue by 6-12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	48	9
Overdue by > 12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 40	€ 44